Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax provision at federal statutory rate (21%)	$ (28,642)	$ (76,385)
Interest on convertible securities	6,537	3,505
Interest on convertible securities discount	4,423	3,257
Debt issuance cost related to convertible securities	0	76
Derivative liability related to convertible securities	(19,688)	29,098
Warrant expense	16,823	596
Meals and entertainment	13	210
Health insurance industry fee	2,715	0
Other, net	(766)	0
Valuation allowance	18,585	39,643
Provision for income taxes	$ 0	$ 0